STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) step	Dec. 31, 2017 CAD ($) step
Share-based Payment Arrangements [Abstract]
Weighted average fair value | $	$ 8.42	$ 8.52
Risk-free interest rate	1.70%	0.80%
Dividend yield	3.30%	3.20%
Volatility of Class B Non-Voting Shares	20.10%	21.20%
Weighted average expected life	6.2	5.5
Weighted average time to vest	2 years 6 months	2 years 3 months 18 days
Weighted average time to expiry	10 years	9 years 10 months 24 days
Employee exit rate	4.90%	3.90%
Suboptimal exercise factor	1.4	1.4
Lattice steps | step	50	50